Financial Risk Management (Details 2) - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	₨ 34,218,072	₨ 28,030,747
Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	951,504	371,995
Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,451,179	2,207,403
Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,059,500	60,742
Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	14,982,750	10,400,424
Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,045,239	4,479,774
Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	9,227,900	10,510,409
6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,000,000
9% Cumulative Non-convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	500,000
Not later than one year [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	19,474,294	19,263,182
Not later than one year [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	951,504	371,995
Not later than one year [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	585,790	507,037
Not later than one year [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,039,600	60,742
Not later than one year [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	5,680,600	6,706,849
Not later than one year [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	748,900	1,106,150
Not later than one year [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	9,227,900	10,510,409
Not later than one year [Member] | 6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	240,000
Not later than one year [Member] | 9% Cumulative Non-convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0
Later than one year and not later than three years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	8,192,988	4,608,204
Later than one year and not later than three years [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than one year and not later than three years [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	788,588	733,287
Later than one year and not later than three years [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	19,900	0
Later than one year and not later than three years [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	5,755,100	2,832,392
Later than one year and not later than three years [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,149,400	1,042,525
Later than one year and not later than three years [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than one year and not later than three years [Member] | 6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	480,000
Later than one year and not later than three years [Member] | 9% Cumulative Non-convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0
Later than three years and not later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	6,298,716	2,649,532
Later than three years and not later than five years [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	555,216	430,022
Later than three years and not later than five years [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	4,800,000	1,499,683
Later than three years and not later than five years [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	463,500	719,827
Later than three years and not later than five years [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years [Member] | 6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	480,000
Later than three years and not later than five years [Member] | 9% Cumulative Non-convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0
Later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	8,851,936	4,043,454
Later than five years [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than five years [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	3,773,736	2,611,603
Later than five years [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than five years [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	3,618,200	447,051
Later than five years [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	984,800
Later than five years [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than five years [Member] | 6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	960,000
Later than five years [Member] | 9% Cumulative Non-convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	500,000
Contractual Cash Flows [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	42,817,934	30,564,373
Contractual Cash Flows [Member] | Bank overdrafts [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	951,504	371,995
Contractual Cash Flows [Member] | Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	5,703,330	4,281,949
Contractual Cash Flows [Member] | Other liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,059,500	60,742
Contractual Cash Flows [Member] | Borrowing from banks [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	19,853,900	11,485,975
Contractual Cash Flows [Member] | Borrowings from others [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,361,800	3,853,303
Contractual Cash Flows [Member] | Trade and other payables [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	9,227,900	₨ 10,510,409
Contractual Cash Flows [Member] | 6% Compulsory Convertible Debentures
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,160,000
Contractual Cash Flows [Member] | 9% Cumulative Non-convertible preference shares
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	₨ 500,000